Expense Example	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	551	856	1,182	2,103	282	655	1,155	2,530	131	502	897	2,004	81	347	633	1,450	532	845	1,180	2,126	262	644	1,153	2,553	111	491	896	2,028	60	335	632	1,474